Organization (Details) (USD $)				1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Common stock vote	Dec. 18, 2011 Common stock item	Dec. 19, 2011 Common stock
Organization
Number of votes per share of stock				1	1
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01